ASSET IMPAIRMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Asset Impairment Charges [Abstract]
Summary of Vessels and ROVs Impaired, Amount of Impairment Incurred and Combined Fair Value of Assets after Impairment Charges

The below table summarizes the number of vessels impaired and the amount of the impairment incurred during the quarters and six month periods ended June 30, 2018 and 2017.

	Successor	Predecessor	Successor	Predecessor
(In thousands, except number of vessels impaired)	Quarter Ended June 30, 2018	Quarter Ended June 30, 2017	Six Months Ended June 30, 2018	Six Months Ended June 30, 2017
Number of vessels impaired in the period (A)	2	77	15	89
Amount of impairment incurred	$1,215	163,423	7,401	228,280

(A)

For the quarter and six months periods ended June 30, 2018, there were 2 and 15 stacked vessels impaired, respectively. For the quarter ended June 30, 2017, there were 72 stacked vessels and 5 active vessels impaired, respectively and for the six month period ended June 30, 2017 there were 83 stacked vessels and 6 active vessels impaired, respectively.

The table below summarizes the number of vessels and ROVs impaired, the amount of impairment incurred and the combined fair value of the assets after having recorded the impairment charges.

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Number of vessels impaired during the period	5	79	132
Number of ROVs impaired during the period	—	—	8
Amount of impairment incurred(A)	$16,777	184,748	484,727
Combined fair value of assets incurring impairment after having recorded impairment charges	8,763	571,821	933,068

(A)

The period August 1, 2017 through December 31, 2017 and the year ended March 31, 2017 included $2.3 million and $2.2 million, respectively, of impairments related to inventory and other non-vessel assets.